Property, Plant and Equipment - Net Assets Acquired and Consideration Exchanged (Details) - CAD ($) $ in Millions	Nov. 01, 2025	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Remeasurement gain	$ 4,989
AOSP Mines and Scotford And Quest
Disclosure of detailed information about property, plant and equipment [line items]
Cash, net	212
Other Working Capital, net	68
Remeasurement gain	17
Discount rate applied to cash flow projections		18.00%
ASOP Mines
Disclosure of detailed information about property, plant and equipment [line items]
Fair value of the Company's interests in the AOSP mines, net asset acquired	15,488
Fair value of the Company's interests in the AOSP mines, purchase consideration and previously held interests	(13,939)
Fair value of the Company's interests in the AOSP mines net	1,549
Asset retirement obligation, net assets acquired	(685)
Asset retirement obligation, purchase consideration and previously held interests	616
Asset retirement obligation, net	(69)
Fair value, net of asset retirement obligation, net assets acquired	14,803
Fair value, net of asset retirement obligation, purchase consideration and previously held interests	13,323
Fair value, net of asset retirement obligation, net	1,480
Cash, net assets acquired	153
Other working capital, net assets acquired	8
Lease assets, net assets acquired	1,510
Lease assets, net	1,510
Lease liabilities, net assets acquired	(1,510)
Lease liabilities, net	(1,510)
Deferred income tax liabilities, purchase consideration and previously held interests	(268)
Deferred income tax liability, net	(268)
Net assets acquired	14,696
Non-cash gain	$ 4,508
Disposal of business, ownership interest	90.00%
Scotford and Quest
Disclosure of detailed information about property, plant and equipment [line items]
Fair value, net of asset retirement obligation, purchase consideration and previously held interests	$ 1,475
Fair value, net of asset retirement obligation, net	(1,475)
Cash, purchase consideration and previously held interests	59
Other working capital, purchase consideration and previously held interests	60
Purchase consideration and previously held interests	(14,679)
Non-cash gain	$ 464
Disposal of business, ownership interest	10.00%